Convertible Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of convertible instruments

Description	Average nominal rate p.a.	Effective rate (a)	Maturity	December 31, 2023	Variation of conversion right	Payment of interest	Interest incurred	Foreign currency exchange	December 31, 2024

In foreign currency – US$
Debentures	12.3%	12.3%	Oct-28	1,201,610	(437,035)	(76,382)	273,826	220,349	1,182,368
Total in R$				1,201,610	(437,035)	(76,382)	273,826	220,349	1,182,368

Current				25,807					124,321
Non-current				1,175,803					1,058,047

(a)Does not consider the conversion right.

Description	Average nominal rate p.a.	Effective rate (a)	Maturity	December 31, 2022	Variation of conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Restructuring result	Amortized cost	December 31, 2023

In foreign currency – US$
Debentures	12.3%	12.3%	Oct-28	1,403,719	25,249	(542,496)	(100,928)	242,608	(62,232)	233,068	2,622	1,201,610
Total in R$				1,403,719	25,249	(542,496)	(100,928)	242,608	(62,232)	233,068	2,622	1,201,610

Current				14,789								25,807
Non-current				1,388,930								1,175,803

(a)Does not consider the conversion right.
21.4Schedule of amortization

Description	December 31, 2024	December 31, 2023

2025	124,321	25,807
2029	1,058,047	1,175,803
	1,182,368	1,201,610

Current	124,321	25,807
Non-current	1,058,047	1,175,803